INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS
Schedule of intangible assets

Intangible assets at December 31, 2019 and 2018 consisted of the following:

	December 31, 2019	December 31, 2018
	USD	USD
Permits and license	4,275,567	4,579,081
Customer relationship	51,473,394	52,320,870
Technical know-how	7,037,994	7,153,870
In-process research and development assets	751,102	1,194,740
Others	983,526	1,041,652
Total intangible assets	64,521,583	66,290,213
Accumulated amortization	(20,453,522)	(13,031,342)
Total intangible assets, net	44,068,061	53,258,871

Schedule of estimated annual amortization expense

The estimated annual amortization expense for intangible assets in each of the next five years is as follows:

For the Years Ended December 31,	Amount
USD
2020	7,998,798
2021	7,987,360
2022	7,983,682
2023	7,925,391
2024	7,860,769
Total	39,756,000